Taxes - Summary of Other Taxes (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other taxes [line items]
Current assets, other taxes	$ 1,051	$ 1,296
Non-current assets, other taxes	3,939	3,540
Current liabilities, other taxes	3,424	3,556
Non-current liabilities, other taxes	535	107
Brazil [member]
Disclosure of other taxes [line items]
Current assets, other taxes	1,034	1,281
Non-current assets, other taxes	3,928	3,526
Current liabilities, other taxes	3,406	3,532
Non-current liabilities, other taxes	535	107
Brazil [member] | Current / Deferred ICMS (VAT) [Member]
Disclosure of other taxes [line items]
Current assets, other taxes	555	781
Non-current assets, other taxes	364	700
Current liabilities, other taxes	759	922
Brazil [member] | Current / Deferred PIS and COFINS [Member]
Disclosure of other taxes [line items]
Current assets, other taxes	417	442
Non-current assets, other taxes	2,591	1,831
Current liabilities, other taxes	252	309
Non-current liabilities, other taxes	44
Brazil [member] | Claim To Recover PIS and COFINS Member [Member]
Disclosure of other taxes [line items]
Non-current assets, other taxes	820	837
Brazil [member] | CIDE [member]
Disclosure of other taxes [line items]
Current assets, other taxes	31	22
Current liabilities, other taxes	45	50
Brazil [member] | Production taxes [member]
Disclosure of other taxes [line items]
Current liabilities, other taxes	1,929	1,757
Brazil [member] | Withholding income taxes [member]
Disclosure of other taxes [line items]
Current liabilities, other taxes	232	308
Non-current liabilities, other taxes	266
Brazil [member] | Tax settlement programs - PRT [member]
Disclosure of other taxes [line items]
Current liabilities, other taxes		2
Brazil [member] | Others [member]
Disclosure of other taxes [line items]
Current assets, other taxes	31	36
Non-current assets, other taxes	153	158
Current liabilities, other taxes	189	184
Non-current liabilities, other taxes	225	107
Foreign countries [member]
Disclosure of other taxes [line items]
Current assets, other taxes	17	15
Non-current assets, other taxes	11	14
Current liabilities, other taxes	$ 18	$ 24